PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
PRIVATE PLACEMENT

4. PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor purchased 250,000 Private Placement Units, at $10.00 per Private Placement Unit, for an aggregate purchase price of $2,500,000. On November 29, 2017, the Company consummated the sale of an additional 22,500 Private Placement Units at a price of $10.00 per unit, which were purchased by the Sponsor, generating gross proceeds of $225,000. Each Private Placement Unit consists of one share of common stock (“Placement Share”), one right (“Placement Right”) and one-half of one warrant (each, a “Placement Warrant”), each whole Placement Warrant exercisable to purchase one share of common stock at an exercise price of $11.50. The proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Rights and the Placement Warrants will expire worthless.

The Private Placement Units are identical to the Units sold in the Initial Public Offering except that the Placement Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. In addition, the Private Placement Units and their component securities may not be transferable, assignable or salable until after the consummation of a Business Combination, subject to certain limited exceptions. If the Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

5. PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor purchased 250,000 Private Placement Units, at $10.00 per Private Placement Unit, for an aggregate purchase price of $2,500,000. On November 29, 2017, the Company consummated the sale of an additional 22,500 Private Placement Units at a price of $10.00 per unit, which were purchased by the Sponsor, generating gross proceeds of $225,000. Each Private Placement Unit consists of one share of common stock (“Placement Share”), one right (“Placement Right”) and one-half of one warrant (each, a “Placement Warrant”), each whole Placement Warrant exercisable to purchase one share of common stock at an exercise price of $11.50. The proceeds from the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Placement Rights and the Placement Warrants will expire worthless.

The Private Placement Units are identical to the Units sold in the Initial Public Offering except that the Placement Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. In addition, the Private Placement Units and their component securities may not be transferable, assignable or salable until after the consummation of a Business Combination, subject to certain limited exceptions. If the Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.